UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

100 International Drive, Baltimore, MD, 21202

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS

The Annual Report to Stockholders is filed herewith.

ClearBridge Small Cap Fund
Class A [LMSAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$120	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of ClearBridge Small Cap Fund returned 25.08%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

ClearBridge Small Cap Fund	PAGE 1	7192-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	25.08	6.08	7.32
Class A (with sales charge)	18.20	4.83	6.68
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7192-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7192-ATSR-1224

ClearBridge Small Cap Fund
Class C [LMASX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$207	1.85%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of ClearBridge Small Cap Fund returned 24.13%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

ClearBridge Small Cap Fund	PAGE 1	7076-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	24.13	5.27	6.51
Class C (with sales charge)	23.13	5.27	6.51
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7076-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class C shares will not exceed 1.85%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7076-ATSR-1224

ClearBridge Small Cap Fund
Class FI [LGASX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class FI	$120	1.07%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class FI shares of ClearBridge Small Cap Fund returned 25.10%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

ClearBridge Small Cap Fund	PAGE 1	7061-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class FI 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class FI	25.10	5.95	7.18
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7061-ATSR-1224

HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7061-ATSR-1224

ClearBridge Small Cap Fund
Class R [LMARX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$159	1.42%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of ClearBridge Small Cap Fund returned 24.64%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

ClearBridge Small Cap Fund	PAGE 1	7260-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	24.64	5.67	6.93
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7260-ATSR-1224

HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class R shares will not exceed 1.45%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7260-ATSR-1224

ClearBridge Small Cap Fund
Class I [LMNSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$95	0.84%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class I shares of ClearBridge Small Cap Fund returned 25.37%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

ClearBridge Small Cap Fund	PAGE 1	7348-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class I	25.37	6.31	7.56
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Index	34.07	8.50	7.94
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7348-ATSR-1224

HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class I shares will not exceed 0.85%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7348-ATSR-1224

ClearBridge Small Cap Fund
Class IS [LISGX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about ClearBridge Small Cap Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$83	0.74%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class IS shares of ClearBridge Small Cap Fund returned 25.53%. The Fund compares its performance to the Russell 2000 Index, which returned 34.07% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
Scholar Rock, a biopharmaceutical company within the health care sector, as its stock price significantly rose following news that its candidate for spinal muscular atrophy, apitegromab, met its primary endpoint in a phase 3 trial and that the company intends to submit regulatory application on the drug to U.S. and European medical authorities in the first quarter of 2025.

↑
Tecnoglass, maufacturer, supplier and installer of architectural glass systems for residential and commercial applications within the industrials sector, as its share price rose on continued strong execution, with higher-than-expected earnings in two of the three fiscal quarters over the period, and robust order activity in June 2024 that pushed its second quarter backlog to record highs.

↑
SkyWest, a U.S. airline operater within the industrials sector, reported a series of strong quarterly earnings as its pilot attrition declined and ability to deliver on contracted business with major airlines improved.

Top detractors from performance:
↓
Forward Air, an asset-light freight and logistics company within the industrials sector, faced pressure from weak end markets, resulting in excess carrier capacity and pricing pressures. Additionally, the company has struggled to unlock synergies from its acquisition of Omni Logistics in the first quarter of 2024, further fueling concerns about increased leverage (not held at period-end).

↓
Acadia Healthcare, a behavioral healthcare services provider within the health care sector, had its stock price come under pressure as it faces a federal investigation into its billing, admissions and length of stay practices.

↓
AMN Healthcare Services, a provider of healthcare workforce solutions and staffing services within the health care sector, had underperformed as the industry continued to go through a transition period after the unprecedented spike in demand (resulting in record high rates) during the Covid-19 pandemic.

ClearBridge Small Cap Fund	PAGE 1	7264-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 9/8/2017 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	Since Inception (9/8/2017)
Class IS	25.53	6.44	6.74
Russell 3000 Index	37.86	14.60	13.76
Russell 2000 Index	34.07	8.50	7.95
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$977,384,029
Total Number of Portfolio Holdings*	97
Total Management Fee Paid	$5,945,038
Portfolio Turnover Rate	33%
*	Does not include derivatives, except purchased options, if any.
ClearBridge Small Cap Fund	PAGE 2	7264-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On April 1, 2024, shareholders approved: (1) a new management agreement with Franklin Templeton Fund Adviser, LLC (“FTFA”) under which FTFA provides overall management and administrative services to the Fund; (2) a new subadvisory agreement between FTFA and ClearBridge Investments, LLC (“ClearBridge”) under which ClearBridge provides day-to-day portfolio management services to the Fund as a subadviser to the Fund; and (3) a new cash management subadvisory agreement between FTFA and Western Asset Management Company, LLC (“Western Asset”) under which Western Asset may provide cash management services to the Fund.
Effective April 1, 2024, the manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses for Class IS shares will not exceed 0.74%, subject to recapture. This arrangement cannot be terminated prior to December 31, 2026.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by  March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Small Cap Fund	PAGE 3	7264-ATSR-1224

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending October 31, 2023 and October 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $200,329 in October 31, 2023 and $215,401 in October 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in October 31, 2023 and $0 in October 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $52,000 in October 31, 2023 and $52,000 in October 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by to the service affiliates during the Reporting Periods that required pre-approval by the Audit Auditors Committee.

(d) All Other Fees. The aggregate fees for other fees billed in the Reporting Periods for products and services provided by the Auditor were $0 in October 31, 2023 and $0 in October 31, 2024, other than the services reported in paragraphs (a) through (c) of this item for the Legg Mason Global Asset Management Trust.

All Other Fees. There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Global Asset Management Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Global Asset Management Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Global Asset Management Trust during the reporting period were $835,053 in October 31, 2023 and $842,539 in October 31, 2024.

(h) Yes. Legg Mason Global Asset Management Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Global Asset Management Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Andrew L. Breech

Stephen R. Gross

Susan M. Heilbron

Arnold L. Lehman

Robin J. W. Masters

Ken Miller

G. Peter O’Brien*

Thomas F. Schlafly

* Effective February 7, 2024, Mr. O’Brien became Chair of the Board.

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Small Cap Fund
Financial Statements and Other Important Information
Annual  | October 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
October 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 97.5%
Communication Services — 3.6%
Diversified Telecommunication Services — 0.7%
Anterix Inc.	214,536	$6,968,129 *
Entertainment — 0.6%
Vivid Seats Inc., Class A Shares	1,525,800	6,210,006 *
Media — 2.3%
Criteo SA, ADR	291,600	9,821,088 *
Gambling.com Group Ltd.	744,700	7,171,461 *
Gray Television Inc.	915,698	5,228,636
Total Media		22,221,185

Total Communication Services		35,399,320
Consumer Discretionary — 10.0%
Automobile Components — 1.1%
Visteon Corp.	114,198	10,306,370 *
Diversified Consumer Services — 1.2%
Stride Inc.	123,862	11,553,847 *
Hotels, Restaurants & Leisure — 0.8%
First Watch Restaurant Group Inc.	487,700	8,288,462 *
Household Durables — 2.9%
Helen of Troy Ltd.	145,600	9,267,440 *
Meritage Homes Corp.	106,000	19,207,200
Total Household Durables		28,474,640
Specialty Retail — 3.1%
Academy Sports & Outdoors Inc.	171,600	8,727,576
Murphy USA Inc.	43,565	21,279,324
Total Specialty Retail		30,006,900
Textiles, Apparel & Luxury Goods — 0.9%
Oxford Industries Inc.	119,300	8,663,566

Total Consumer Discretionary		97,293,785
Consumer Staples — 2.4%
Consumer Staples Distribution & Retail — 0.8%
Guardian Pharmacy Services Inc., Class A Shares	469,813	8,414,351 *
Food Products — 1.6%
Hain Celestial Group Inc.	774,000	6,757,020 *
Utz Brands Inc.	499,542	8,602,113
Total Food Products		15,359,133

Total Consumer Staples		23,773,484
Energy — 5.3%
Energy Equipment & Services — 2.4%
Atlas Energy Solutions Inc.	479,000	9,374,030
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Energy Equipment & Services — continued
Expro Group Holdings NV	369,900	$4,716,225 *
Valaris Ltd.	177,200	8,966,320 *
Total Energy Equipment & Services		23,056,575
Oil, Gas & Consumable Fuels — 2.9%
CNX Resources Corp.	232,582	7,914,766 *
HF Sinclair Corp.	156,100	6,027,021
Matador Resources Co.	275,240	14,342,756
Total Oil, Gas & Consumable Fuels		28,284,543

Total Energy		51,341,118
Financials — 19.3%
Banks — 10.2%
Bank OZK	369,017	16,144,494
Home BancShares Inc.	614,400	16,766,976
Independent Bank Corp. (Massachusetts)	216,000	13,586,400
Texas Capital Bancshares Inc.	156,400	12,034,980 *
WaFd Inc.	422,284	14,349,210
Wintrust Financial Corp.	162,221	18,799,792
WSFS Financial Corp.	163,000	8,014,710
Total Banks		99,696,562
Consumer Finance — 3.9%
Encore Capital Group Inc.	274,736	12,549,941 *
OneMain Holdings Inc.	253,700	12,601,279
PROG Holdings Inc.	301,190	13,152,967
Total Consumer Finance		38,304,187
Financial Services — 2.7%
Essent Group Ltd.	163,700	9,823,637
Euronet Worldwide Inc.	166,800	16,424,796 *
Total Financial Services		26,248,433
Insurance — 1.5%
Abacus Life Inc.	365,200	3,155,328 *
Assured Guaranty Ltd.	137,146	11,446,205
Total Insurance		14,601,533
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Redwood Trust Inc.	1,298,600	9,505,752

Total Financials		188,356,467
Health Care — 14.5%
Biotechnology — 2.8%
Insmed Inc.	78,800	5,301,664 *
Rhythm Pharmaceuticals Inc.	59,600	2,844,708 *
Scholar Rock Holding Corp.	294,800	8,384,112 *
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Biotechnology — continued
Ultragenyx Pharmaceutical Inc.	109,800	$5,598,702 *
Vaxcyte Inc.	45,500	4,838,925 *
Total Biotechnology		26,968,111
Health Care Equipment & Supplies — 1.4%
Lantheus Holdings Inc.	125,928	13,831,931 *
Health Care Providers & Services — 2.5%
Acadia Healthcare Co. Inc.	192,944	8,236,779 *
AMN Healthcare Services Inc.	122,400	4,643,856 *
HealthEquity Inc.	133,715	11,399,204 *
Total Health Care Providers & Services		24,279,839
Health Care Technology — 0.6%
GoodRx Holdings Inc., Class A Shares	898,300	5,497,596 *
Life Sciences Tools & Services — 0.5%
Maravai LifeSciences Holdings Inc., Class A Shares	719,500	5,331,495 *
Pharmaceuticals — 6.7%
Axsome Therapeutics Inc.	80,900	7,202,527 *
Corcept Therapeutics Inc.	376,800	18,451,896 *
Intra-Cellular Therapies Inc.	147,745	12,521,389 *
Prestige Consumer Healthcare Inc.	169,800	12,522,750 *
Tarsus Pharmaceuticals Inc.	134,000	5,961,660 *
Verona Pharma PLC, ADR	277,000	9,398,610 *
Total Pharmaceuticals		66,058,832

Total Health Care		141,967,804
Industrials — 16.9%
Building Products — 2.0%
Janus International Group Inc.	1,037,700	7,637,472 *
Tecnoglass Inc.	169,100	11,588,423
Total Building Products		19,225,895
Construction & Engineering — 1.5%
Primoris Services Corp.	236,904	14,834,929
Electrical Equipment — 1.1%
EnerSys	114,327	11,073,713
Ground Transportation — 0.8%
Marten Transport Ltd.	479,807	7,427,412
Machinery — 3.3%
Hillman Solutions Corp.	1,427,673	15,133,334 *
Terex Corp.	215,500	11,143,505
Wabash National Corp.	359,530	6,270,203
Total Machinery		32,547,042
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Passenger Airlines — 2.7%
Allegiant Travel Co.	212,800	$13,834,128
SkyWest Inc.	134,600	12,813,920 *
Total Passenger Airlines		26,648,048
Professional Services — 2.3%
ICF International Inc.	71,754	12,097,007
Korn Ferry	139,040	9,823,176
Total Professional Services		21,920,183
Trading Companies & Distributors — 3.2%
Custom Truck One Source Inc.	1,340,268	5,481,696 *
GATX Corp.	89,242	12,293,978
Rush Enterprises Inc., Class A Shares	245,953	13,916,021
Total Trading Companies & Distributors		31,691,695

Total Industrials		165,368,917
Information Technology — 8.8%
Communications Equipment — 0.9%
Extreme Networks Inc.	581,200	8,677,316 *
Electronic Equipment, Instruments & Components — 2.3%
Crane NXT Co.	133,400	7,239,618
Itron Inc.	90,400	10,103,104 *
nLight Inc.	387,933	4,841,404 *
Total Electronic Equipment, Instruments & Components		22,184,126
IT Services — 0.6%
BigCommerce Holdings Inc., Series 1	1,086,800	5,694,832 *
Semiconductors & Semiconductor Equipment — 2.3%
indie Semiconductor Inc., Class A Shares	1,186,400	3,926,984 *
Penguin Solutions Inc.	493,930	7,433,647 *
Photronics Inc.	505,900	11,534,520 *
Total Semiconductors & Semiconductor Equipment		22,895,151
Software — 2.7%
CommVault Systems Inc.	48,448	7,567,093 *
Q2 Holdings Inc.	151,900	12,859,854 *
Rapid7 Inc.	155,322	6,278,115 *
Total Software		26,705,062

Total Information Technology		86,156,487
Materials — 6.4%
Chemicals — 0.9%
Olin Corp.	232,308	9,531,597
Construction Materials — 1.5%
Eagle Materials Inc.	50,700	14,472,822
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
	Security	Shares	Value

Containers & Packaging — 1.3%
	Silgan Holdings Inc.	243,400	$12,593,516
Metals & Mining — 2.7%
	Commercial Metals Co.	158,730	8,539,674
	MP Materials Corp.	597,975	10,757,570 *
	Warrior Met Coal Inc.	113,000	7,133,690
Total Metals & Mining			26,430,934

Total Materials			63,028,869
Real Estate — 6.8%
Diversified REITs — 0.8%
	Alexander & Baldwin Inc.	423,900	7,888,779
Hotel & Resort REITs — 0.9%
	RLJ Lodging Trust	948,773	8,396,641
Industrial REITs — 0.9%
	LXP Industrial Trust	962,469	9,085,707
Office REITs — 1.6%
	COPT Defense Properties	486,100	15,652,420
Retail REITs — 1.5%
	Kite Realty Group Trust	572,136	14,686,731
Specialized REITs — 1.1%
	PotlatchDeltic Corp.	247,200	10,276,104

Total Real Estate			65,986,382
Utilities — 3.5%
Electric Utilities — 1.6%
	Portland General Electric Co.	319,853	15,161,032
Gas Utilities — 1.2%
	ONE Gas Inc.	167,900	11,966,233
Independent Power and Renewable Electricity Producers — 0.7%
	Talen Energy Corp.	38,000	6,891,680 *

Total Utilities			34,018,945
Total Investments before Short-Term Investments (Cost — $737,399,123)			952,691,578
	Rate
Short-Term Investments — 2.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.619%	12,888,510	12,888,510 (a)
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Schedule of Investments (cont’d)
October 31, 2024
 ClearBridge Small Cap Fund
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — continued
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.746%	12,888,510	$12,888,510 (a)(b)

Total Short-Term Investments (Cost — $25,777,020)			25,777,020
Total Investments — 100.1% (Cost — $763,176,143)			978,468,598
Liabilities in Excess of Other Assets — (0.1)%			(1,084,569)
Total Net Assets — 100.0%			$977,384,029

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At October 31, 2024, the total market value of investments in Affiliated
Companies was $12,888,510 and the cost was $12,888,510 (Note 9).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

Statement of Assets and Liabilities
October 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $750,287,633)	$965,580,088
Investments in affiliated securities, at value (Cost — $12,888,510)	12,888,510
Cash	120,521
Dividends receivable from unaffiliated investments	155,631
Receivable for Fund shares sold	114,032
Dividends receivable from affiliated investments	46,270
Other assets	10,303
Prepaid expenses	36,161
Total Assets	978,951,516
Liabilities:
Investment management fee payable	578,191
Payable for Fund shares repurchased	429,520
Transfer agent fees payable	202,667
Service and/or distribution fees payable	116,345
Legal fees payable	79,628
Trustees’ fees payable	6,560
Accrued expenses	154,576
Total Liabilities	1,567,487
Total Net Assets	$977,384,029
Net Assets:
Par value (Note 7)	$188
Paid-in capital in excess of par value	722,186,657
Total distributable earnings (loss)	255,197,184
Total Net Assets	$977,384,029
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Statement of Assets and Liabilities (cont’d)
October 31, 2024
Net Assets:
Class A	$474,803,967
Class C	$14,787,451
Class FI	$2,357,795
Class R	$3,686,509
Class I	$428,824,589
Class IS	$52,923,718
Shares Outstanding:
Class A	11,481,376
Class C	400,562
Class FI	35,699
Class R	58,136
Class I	6,035,544
Class IS	741,682
Net Asset Value:
Class A (and redemption price)	$41.35
Class C*	$36.92
Class FI (and redemption price)	$66.05
Class R (and redemption price)	$63.41
Class I (and redemption price)	$71.05
Class IS (and redemption price)	$71.36
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$43.76

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

Statement of Operations
For the Year Ended October 31, 2024

Investment Income:
Dividends from unaffiliated investments	$11,549,605
Dividends from affiliated investments	535,552
Total Investment Income	12,085,157
Expenses:
Investment management fee (Note 2)	6,123,906
Service and/or distribution fees (Notes 2 and 5)	1,122,835
Transfer agent fees (Notes 2 and 5)	849,426
Registration fees	99,005
Shareholder reports	80,193
Fund accounting fees	76,389
Audit and tax fees	51,533
Trustees’ fees	47,347
Legal fees	39,994
Commitment fees (Note 10)	7,726
Insurance	6,374
Custody fees	862
Miscellaneous expenses	13,772
Total Expenses	8,519,362
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(178,868)
Net Expenses	8,340,494
Net Investment Income	3,744,663
Realized and Unrealized Gain on Investments (Notes 1 and 3):
Net Realized Gain From Unaffiliated Investment Transactions	46,695,795
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	138,743,788
Net Gain on Investments	185,439,583
Increase in Net Assets From Operations	$189,184,246
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended October 31,	2024	2023
Operations:
Net investment income	$3,744,663	$4,517,501
Net realized gain	46,695,795	11,522,008
Change in net unrealized appreciation (depreciation)	138,743,788	(58,371,455)
Increase (Decrease) in Net Assets From Operations	189,184,246	(42,331,946)
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(15,393,731)	(1,209,182)
Decrease in Net Assets From Distributions to Shareholders	(15,393,731)	(1,209,182)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	168,196,468	150,997,565
Reinvestment of distributions	12,737,895	967,658
Cost of shares repurchased	(235,045,122)	(206,980,062)
Net assets of shares issued in connection with merger (Note 8)	111,386,754	—
Increase (Decrease) in Net Assets From Fund Share Transactions	57,275,995	(55,014,839)
Increase (Decrease) in Net Assets	231,066,510	(98,555,967)
Net Assets:
Beginning of year	746,317,519	844,873,486
End of year	$977,384,029	$746,317,519
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class A Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$33.84	$35.78	$50.63	$33.09	$38.90
Income (loss) from operations:
Net investment income (loss)	0.12	0.16	(0.07)	(0.02)	0.14
Net realized and unrealized gain (loss)	8.28	(2.06)	(7.71)	17.78	(4.14)
Total income (loss) from operations	8.40	(1.90)	(7.78)	17.76	(4.00)
Less distributions from:
Net investment income	(0.25)	(0.04)	—	(0.22)	(0.20)
Net realized gains	(0.64)	—	(7.07)	—	(1.61)
Total distributions	(0.89)	(0.04)	(7.07)	(0.22)	(1.81)
Net asset value, end of year	$41.35	$33.84	$35.78	$50.63	$33.09
Total return[2]	25.08%	(5.30)%	(17.12)%	53.75%	(11.00)%
Net assets, end of year (millions)	$475	$334	$386	$507	$294
Ratios to average net assets:
Gross expenses	1.10%	1.10%	1.10%	1.08%	1.09%
Net expenses[3,4]	1.07	1.07	1.07	1.06	1.07
Net investment income (loss)	0.31	0.45	(0.19)	(0.05)	0.41
Portfolio turnover rate	33%	37%	36%	42%[5]	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective May 21, 2021, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class C Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$30.31	$32.25	$46.67	$30.58	$36.16
Income (loss) from operations:
Net investment loss	(0.16)	(0.10)	(0.34)	(0.36)	(0.10)
Net realized and unrealized gain (loss)	7.41	(1.84)	(7.01)	16.45	(3.87)
Total income (loss) from operations	7.25	(1.94)	(7.35)	16.09	(3.97)
Less distributions from:
Net realized gains	(0.64)	—	(7.07)	—	(1.61)
Total distributions	(0.64)	—	(7.07)	—	(1.61)
Net asset value, end of year	$36.92	$30.31	$32.25	$46.67	$30.58
Total return[2]	24.13%	(6.05)%	(17.74)%	52.56%	(11.66)%
Net assets, end of year (000s)	$14,787	$14,324	$21,042	$34,349	$38,124
Ratios to average net assets:
Gross expenses	1.86%	1.86%	1.85%	1.84%	1.85%
Net expenses[3,4]	1.85	1.84	1.84	1.82	1.83
Net investment loss	(0.46)	(0.32)	(0.96)	(0.83)	(0.32)
Portfolio turnover rate	33%	37%	36%	42%[5]	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.85%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class FI Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$53.50	$56.50	$75.92	$49.48	$57.24
Income (loss) from operations:
Net investment income (loss)	0.20	0.26	(0.37)	(0.13)	0.17
Net realized and unrealized gain (loss)	13.15	(3.26)	(11.98)	26.65	(6.27)
Total income (loss) from operations	13.35	(3.00)	(12.35)	26.52	(6.10)
Less distributions from:
Net investment income	(0.16)	—	—	(0.08)	(0.05)
Net realized gains	(0.64)	—	(7.07)	—	(1.61)
Total distributions	(0.80)	—	(7.07)	(0.08)	(1.66)
Net asset value, end of year	$66.05	$53.50	$56.50	$75.92	$49.48
Total return[2]	25.10%	(5.31)%	(17.48)%	53.61%	(11.10)%
Net assets, end of year (000s)	$2,358	$2,222	$2,767	$3,427	$2,162
Ratios to average net assets:
Gross expenses	1.32%	1.21%	1.50%	1.18%	1.19%
Net expenses[3,4]	1.07	1.07	1.48	1.17	1.17
Net investment income (loss)	0.32	0.45	(0.60)	(0.18)	0.33
Portfolio turnover rate	33%	37%	36%	42%[5]	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective August 5, 2022, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.07%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class R Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$51.43	$54.52	$73.50	$47.98	$55.68
Income (loss) from operations:
Net investment income (loss)	(0.02)	0.04	(0.34)	(0.31)	0.00 [2]
Net realized and unrealized gain (loss)	12.64	(3.13)	(11.57)	25.83	(6.09)
Total income (loss) from operations	12.62	(3.09)	(11.91)	25.52	(6.09)
Less distributions from:
Net realized gains	(0.64)	—	(7.07)	—	(1.61)
Total distributions	(0.64)	—	(7.07)	—	(1.61)
Net asset value, end of year	$63.41	$51.43	$54.52	$73.50	$47.98
Total return[3]	24.64%	(5.67)%	(17.45)%	53.16%	(11.38)%
Net assets, end of year (000s)	$3,687	$3,437	$4,200	$5,720	$5,035
Ratios to average net assets:
Gross expenses	1.43%	1.46%	1.46%	1.47%	1.50%
Net expenses[4,5]	1.42	1.45	1.45	1.45	1.48
Net investment income (loss)	(0.04)	0.07	(0.57)	(0.46)	0.01
Portfolio turnover rate	33%	37%	36%	42%[6]	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.45%.
This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of
Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$57.49	$60.68	$80.51	$52.43	$60.56
Income (loss) from operations:
Net investment income	0.36	0.41	0.03	0.11	0.33
Net realized and unrealized gain (loss)	14.14	(3.50)	(12.79)	28.22	(6.61)
Total income (loss) from operations	14.50	(3.09)	(12.76)	28.33	(6.28)
Less distributions from:
Net investment income	(0.30)	(0.10)	—	(0.25)	(0.24)
Net realized gains	(0.64)	—	(7.07)	—	(1.61)
Total distributions	(0.94)	(0.10)	(7.07)	(0.25)	(1.85)
Net asset value, end of year	$71.05	$57.49	$60.68	$80.51	$52.43
Total return[2]	25.37%	(5.11)%	(16.94)%	54.10%	(10.83)%
Net assets, end of year (millions)	$429	$329	$362	$517	$390
Ratios to average net assets:
Gross expenses	0.85%	0.86%	0.85%	0.86%	0.89%
Net expenses[3,4]	0.84	0.85	0.84	0.84	0.87
Net investment income	0.54	0.66	0.04	0.15	0.62
Portfolio turnover rate	33%	37%	36%	42%[5]	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.85%. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’
consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Small Cap Fund 2024 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31:
Class IS Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$57.74	$60.95	$80.75	$52.60	$60.71
Income (loss) from operations:
Net investment income	0.41	0.48	0.10	0.19	0.39
Net realized and unrealized gain (loss)	14.22	(3.52)	(12.83)	28.30	(6.59)
Total income (loss) from operations	14.63	(3.04)	(12.73)	28.49	(6.20)
Less distributions from:
Net investment income	(0.37)	(0.17)	—	(0.34)	(0.30)
Net realized gains	(0.64)	—	(7.07)	—	(1.61)
Total distributions	(1.01)	(0.17)	(7.07)	(0.34)	(1.91)
Net asset value, end of year	$71.36	$57.74	$60.95	$80.75	$52.60
Total return[2]	25.53%	(5.01)%	(16.84)%	54.29%	(10.71)%
Net assets, end of year (000s)	$52,924	$63,477	$69,087	$136,865	$192,477
Ratios to average net assets:
Gross expenses	0.75%	0.75%	0.74%	0.74%	0.76%
Net expenses[3,4]	0.74	0.74	0.73	0.72	0.74
Net investment income	0.62	0.78	0.15	0.26	0.72
Portfolio turnover rate	33%	37%	36%	42%[5]	49%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, effective April 1, 2024, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.74%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the adviser to be unreliable, the market price may be determined by the adviser using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s adviser has been designated as the valuation designee and is responsible for the oversight of the daily
ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
valuation process. The Fund’s adviser is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s adviser and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Small Cap Fund 2024 Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
 Level 1 — unadjusted quoted prices in active markets for identical investments
•
 Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
 Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$952,691,578	—	—	$952,691,578
Short-Term Investments†	25,777,020	—	—	25,777,020
Total Investments	$978,468,598	—	—	$978,468,598

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or
ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(d) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.
(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2024, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These

ClearBridge Small Cap Fund 2024 Annual Report

reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(2,052,007)	$2,052,007
(a)
Reclassifications are due to distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Effective April 1, 2024, Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Prior to April 1, 2024, FTFA provided administrative services through its role as sub-administrator to the Fund and ClearBridge provided investment advice through its role as manager to the Fund.
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590
Effective April 1, 2024, FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
Prior to April 1, 2024, FTFA served as the sub-administrator to the Fund and provided  certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and FTFA. For FTFA’s services to the Fund, ClearBridge (not the Fund) paid  FTFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) paid  Western Asset 0.02% of the portion of the Fund’s average daily net assets that were  allocated to it by ClearBridge.
ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
Prior to April 1, 2024, the Fund’s agreement with ClearBridge provided  that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements were not subject to recapture.
As a result of expense limitation arrangements between the Fund and FTFA (or ClearBridge prior to April 1, 2024), the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C (effective April 1, 2024), Class FI, Class R (effective April 1, 2024), Class I (effective April 1, 2024) and Class IS (effective April 1, 2024) shares did not exceed 1.07%, 1.85%, 1.07%, 1.45%, 0.85% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended October 31, 2024, fees waived and/or expenses reimbursed amounted to $178,868, which included an affiliated money market fund waiver of $9,204.
FTFA (or ClearBridge prior to April 1, 2024) is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at October 31, 2024, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by FTFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires October 31, 2025	$56,969	—	$221	—	—	—
Expires October 31, 2026	59,767	—	3,421	—	—	—
Expires October 31, 2027	97,536	$648	5,589	$177	$19,228	$3,785
Total fee waivers/expense reimbursements subject to recapture	$214,272	$648	$9,231	$177	$19,228	$3,785
For the year ended October 31, 2024, FTFA (or ClearBridge prior to April 1, 2024) did not recapture any fees.

ClearBridge Small Cap Fund 2024 Annual Report

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended October 31, 2024, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $25,145 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed in the aggregate. These purchases do not incur an initial sales charge.
For the year ended October 31, 2024, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$23,505	—
CDSCs	144	$920
Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by FTFA or an affiliate of FTFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended October 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$283,290,759
Sales	354,273,105
ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
At October 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$772,289,534	$271,957,501	$(65,778,437)	$206,179,064
4. Derivative instruments and hedging activities
During the year ended October 31, 2024, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended October 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$962,107	$392,727
Class C	136,262	15,658
Class FI	5,826	7,395
Class R	18,640	6,837
Class I	—	426,150
Class IS	—	659
Total	$1,122,835	$849,426
For the year ended October 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$120,352
Class C	1,533
Class FI	5,738
Class R	405
Class I	42,797
Class IS	8,043
Total	$178,868

ClearBridge Small Cap Fund 2024 Annual Report

6. Distributions to shareholders by class

	Year Ended October 31, 2024	Year Ended October 31, 2023
Net Investment Income:
Class A	$2,392,316	$471,483
Class C	—	—
Class FI	6,607	—
Class R	—	—
Class I	1,698,720	547,320
Class IS	402,363	190,379
Total	$4,500,006	$1,209,182
Net Realized Gains:
Class A	$6,216,811	—
Class C	293,042	—
Class FI	26,009	—
Class R	39,842	—
Class I	3,624,793	—
Class IS	693,228	—
Total	$10,893,725	—
7. Shares of beneficial interest
At October 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class A
Shares sold	554,707	$21,395,278	558,802	$20,324,992
Shares issued on reinvestment	223,430	8,347,856	12,886	455,013
Shares repurchased	(1,604,801)	(62,135,687)	(1,488,631)	(53,713,103)
Shares issued with merger	2,431,263	95,767,462	—	—
Net increase (decrease)	1,604,599	$63,374,909	(916,943)	$(32,933,098)
Class C
Shares sold	61,706	$2,144,758	36,670	$1,201,988
Shares issued on reinvestment	8,268	277,651	—	—
Shares repurchased	(221,429)	(7,606,975)	(216,541)	(7,025,293)
Shares issued with merger	79,372	2,793,889	—	—
Net decrease	(72,083)	$(2,390,677)	(179,871)	$(5,823,305)
ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
	Year Ended October 31, 2024		Year Ended October 31, 2023
	Shares	Amount	Shares	Amount
Class FI
Shares sold	4,166	$257,230	4,859	$282,191
Shares issued on reinvestment	547	32,616	—	—
Shares repurchased	(10,546)	(649,656)	(12,295)	(716,730)
Net decrease	(5,833)	$(359,810)	(7,436)	$(434,539)
Class R
Shares sold	15,954	$937,269	15,857	$886,953
Shares issued on reinvestment	693	39,824	—	—
Shares repurchased	(25,348)	(1,478,763)	(26,045)	(1,435,461)
Net decrease	(8,701)	$(501,670)	(10,188)	$(548,508)
Class I
Shares sold	1,799,343	$119,755,310	1,777,174	$109,438,230
Shares issued on reinvestment	49,550	3,174,362	6,295	376,869
Shares repurchased	(1,697,392)	(113,642,462)	(2,025,340)	(123,362,317)
Shares issued with merger	167,271	11,315,898	—	—
Net increase (decrease)	318,772	$20,603,108	(241,871)	$(13,547,218)
Class IS
Shares sold	352,714	$23,706,623	297,206	$18,863,211
Shares issued on reinvestment	13,467	865,586	2,261	135,776
Shares repurchased	(746,169)	(49,531,579)	(333,564)	(20,727,158)
Shares issued with merger	22,222	1,509,505	—	—
Net decrease	(357,766)	$(23,449,865)	(34,097)	$(1,728,171)
8. Transfer of net assets
On September 6, 2024, the Fund acquired the assets and certain liabilities of ClearBridge Small Cap Value Fund (the “Acquired Fund”), a series of Legg Mason Partners Investment Trust, pursuant to a plan of reorganization approved by the Board of Trustees of both the Acquired Fund and the Fund. Total shares issued by the Fund and the total net assets of the Acquired Fund and the Fund on the date of the transfer were as follows:

Acquired Fund	Shares Issued by the Fund	Total Net Assets of the Acquired Fund	Total Net Assets of the Fund
ClearBridge Small Cap Value Fund	2,700,128	$111,386,754	$835,034,341
As part of the reorganization, for each share they held, shareholders of the Acquired Fund’s Class A, Class C, Class I and Class IS received 0.455636, 0.342347, 0.298522 and 0.298560 shares of Class A, Class C, Class I and Class IS shares of the Fund, respectively. The Fund did not issue any fractional shares to shareholders of the Acquired Fund. In lieu thereof, the Fund purchased all fractional shares at the current net asset value of the shares and remitted the cash proceeds to former shareholders of the Acquired Fund in proportion to their fractional shares.

ClearBridge Small Cap Fund 2024 Annual Report

The total net assets of the Acquired Fund before the acquisition included unrealized appreciation of $19,791,944, accumulated net realized loss of $(280,740) and undistributed net investment income of $93,150. Total net assets of the Fund immediately after the transfer were $946,421,095. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.
Pro forma results of operations of the combined entity for the entire year ended October 31, 2024, as though the acquisition had occurred as of the beginning of the year (rather than on the actual acquisition date), are as follows:

Unaudited
Net investment income	$4,407,954
Net realized gain	50,909,085
Change in net unrealized appreciation	154,260,497
Increase in net assets from operations	$209,577,536
Because the combined investment portfolios have been managed as a single portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Fund’s accompanying Statement of Operations since the close of business on September 6, 2024.
9. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended October 31, 2024. The following transactions were effected in such company for the year ended October 31, 2024.

	Affiliate Value at October 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$9,040,386	$113,273,941	113,273,941	$109,425,817	109,425,817

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$535,552	—	$12,888,510
ClearBridge Small Cap Fund 2024 Annual Report

Notes to Financial Statements (cont’d)
10. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 31, 2025.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended October 31, 2024.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended October 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$8,192,960	$1,209,182
Net long-term capital gains	7,200,771	—
Total distributions paid	$15,393,731	$1,209,182
As of October 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed ordinary income — net	$13,296,955
Undistributed long-term capital gains — net	35,721,164
Total undistributed earnings	$49,018,119
Unrealized appreciation (depreciation)(a)	206,179,065
Total distributable earnings (loss) — net	$255,197,184

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

ClearBridge Small Cap Fund 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Global Asset Management Trust and Shareholders of ClearBridge Small Cap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Small Cap Fund (one of the funds constituting Legg Mason Global Asset Management Trust, referred to hereafter as the “Fund”) as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the five years in the period ended October 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
December 20, 2024
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
ClearBridge Small Cap Fund 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$8,816,691
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$8,738,407
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$8,738,407
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$3,998,502
Qualified Business Income Dividends Earned	§199A	$1,656,420

ClearBridge Small Cap Fund

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
ClearBridge Small Cap Fund

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ClearBridge
Small Cap Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
Ken Miller
G. Peter O’Brien*
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC**
Subadviser
ClearBridge Investments, LLC***
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
*
Effective February 7, 2024, Mr. O’Brien became Chair of the Board.
**
Effective April 1, 2024, Franklin Templeton Fund Adviser, LLC replaced ClearBridge Investments, LLC as Investment Manager.
***
Effective April 1, 2024, ClearBridge Investments, LLC became Subadviser.
ClearBridge Small Cap Fund
The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.
ClearBridge Small Cap Fund
Legg Mason Funds
100 International Drive
Baltimore, MD 21202
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Small Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2024 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•
Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•
Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•
Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•
Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•
Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
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NOT PART OF THE ANNUAL REPORT

90020-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	December 23, 2024

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	December 23, 2024